INVESTMENTS IN ASSOCIATED COMPANIES	6 Months Ended
Jun. 30, 2021
Equity Method Investments and Joint Ventures [Abstract]
INVESTMENTS IN ASSOCIATED COMPANIES	INVESTMENTS IN ASSOCIATED COMPANIES
As at June 30, 2021 and December 31, 2020, we had the following participation in investments that are recorded using the equity method:

(% of ownership)	2021	2020
TFG Marine Pte Ltd ("TFG Marine")	10.00%	10.00%
SwissMarine Pte. Ltd. ("SwissMarine")	17.50%	17.50%
United Freight Carriers LLC ("UFC")	50.00%	50.00%
Capesize Chartering Ltd ("CCL")	25.00%	25.00%

(in thousands of $)	SwissMarine	Other	Totals
Balance at December 31, 2020	15,371	1,028	16,399
Dividend received from associated companies	—	—	—
Loss on disposal of equity method investments	—	—	—
Share of income / (loss)	4,093	(560)	3,533
Balance at June 30, 2021	19,464	468	19,932

We have an equity investment of 17.5% in SwissMarine, formerly known as Singapore Marine Pte Ltd. ("Singapore Marine"), a dry bulk freight operator. Our ownership in SwissMarine was diluted in February 2020 from 17.8% to 17.5% as a result of issuance of additional shares by SwissMarine to its employees. We have also provided a $10.7 million subordinated shareholder loan with a five-year term to SwissMarine. In May 2020, the subordinated shareholder loan was partially repaid by SwissMarine in the total amount of $5.7 million, which included principal loan amount of $5.4 million and interest of $0.3 million. We account for this investment under the equity method as we determined that we have a significant influence over the investee.

In January 2020, we entered into a joint venture agreement with Frontline Ltd. ("Frontline") and its subsidiary Bandama Investments Ltd and Trafigura Pte Ltd to establish TFG Marine, a leading global supplier of marine fuels. As a result, we acquired a 10% interest in TFG Marine. We have also provided a shareholder loan of $1.0 million to TFG Marine. In 2020, the shareholder loan in the total amount of $75,000 was converted to equity of TFG Marine, reducing the balance of the loan to $0.9 million. The loan has a five-year term and bears interest of LIBOR plus a margin of 7%. We account for this investment under the equity method as we determined that we have a significant influence over the investee.